Segment information (Details 2) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Revenue Reconciling Item
Sales and revenues	$ 16,075	$ 16,445	$ 17,374	$ 15,981	$ 17,243	$ 15,716	$ 14,230	$ 12,949	$ 65,875	$ 60,138	$ 42,588
Machinery and Power Systems
Segment Reporting Revenue Reconciling Item
Sales and revenues									63,068	57,392	39,867
Financial Products
Segment Reporting Revenue Reconciling Item
Sales and revenues									3,160	3,057	2,986
Consolidating Adjustments
Segment Reporting Revenue Reconciling Item
Sales and revenues									(353)	(311)	(265)
Reportable segments
Segment Reporting Revenue Reconciling Item
Sales and revenues									64,704	58,413	40,722
Reportable segments | Machinery and Power Systems
Segment Reporting Revenue Reconciling Item
Sales and revenues									61,614	55,410	37,776
Reportable segments | Financial Products
Segment Reporting Revenue Reconciling Item
Sales and revenues									3,090	3,003	2,946
Reportable segments | Consolidating Adjustments
Segment Reporting Revenue Reconciling Item
Sales and revenues									0	0	0
All other operating segment
Segment Reporting Revenue Reconciling Item
Sales and revenues									1,501	2,021	2,156
All other operating segment | Machinery and Power Systems
Segment Reporting Revenue Reconciling Item
Sales and revenues									1,501	2,021	2,156
All other operating segment | Financial Products
Segment Reporting Revenue Reconciling Item
Sales and revenues									0	0	0
All other operating segment | Consolidating Adjustments
Segment Reporting Revenue Reconciling Item
Sales and revenues									0	0	0
Other
Segment Reporting Revenue Reconciling Item
Sales and revenues									(330)	(296)	(290)
Other | Machinery and Power Systems
Segment Reporting Revenue Reconciling Item
Sales and revenues									(47)	(39)	(65)
Other | Financial Products
Segment Reporting Revenue Reconciling Item
Sales and revenues									70	54	40
Other | Consolidating Adjustments
Segment Reporting Revenue Reconciling Item
Sales and revenues									$ (353)	$ (311)	$ (265)